Long-Term Debt	12 Months Ended
Sep. 30, 2014
Long-term Debt, Unclassified [Abstract]
Long-Term Debt
LONG-TERM DEBT

The details of long-term debt follow:

	2013	2014
5.625% notes due November 2013	$250	—
5.0% notes due December 2014	250	250
4.125% notes due April 2015	250	250
4.75% notes due October 2015	250	250
5.125% notes due December 2016	250	250
5.375% notes due October 2017	250	250
5.25% notes due October 2018	400	400
5.0% notes due April 2019	250	250
4.875% notes due October 2019	500	500
4.25% notes due November 2020	300	300
2.625% notes due February 2023	500	500
6.0% notes due August 2032	250	250
6.125% notes due April 2039	250	250
5.25% notes due November 2039	300	300
Other	72	81
Long-term debt	4,322	4,081
Less: Current maturities	267	522
Total, net	$4,055	3,559

Long-term debt maturing during each of the four years after 2015 is $304, $251, $251 and $651, respectively. Total interest paid on all debt was approximately $210, $226 and $234 in 2014, 2013 and 2012, respectively. During the year, the Company repaid $250 of 5.625% notes that matured in November 2013. In 2013, the Company repaid $250 of 4.625% notes that matured in October 2012 and $250 of 4.5% notes that matured in May 2013, and also issued $500 of 2.625% notes due February 2023.

The Company maintains a universal shelf registration statement on file with the SEC under which it can issue debt securities, preferred stock, common stock, warrants, share purchase contracts or share purchase units without a predetermined limit. Securities can be sold in one or more separate offerings with the size, price and terms to be determined at the time of sale.